THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.7%
Airbus ADR	97,000	$5,533,850

AIR FREIGHT & LOGISTICS — 2.5%
FedEx	25,000	8,056,250

AIRLINES — 2.7%
Delta Air Lines	130,000	8,565,700

AUTO COMPONENTS — 1.9%
Aptiv *	83,000	6,287,250

BANKS — 7.6%
JPMorgan Chase	27,000	8,259,030
PNC Financial Services Group	42,000	9,378,600
US Bancorp	125,000	7,013,750
		24,651,380
BEVERAGES — 6.4%
Constellation Brands, Cl A	42,000	6,581,400
Diageo ADR	66,000	6,124,800
PepsiCo	53,000	8,142,390
		20,848,590
BIOTECHNOLOGY — 2.5%
Regeneron Pharmaceuticals	11,000	8,155,950

BROADLINE RETAIL — 3.3%
Amazon.com *	45,000	10,768,500

BUILDING PRODUCTS — 1.9%
Masco	94,000	6,212,460

CAPITAL MARKETS — 3.1%
CME Group, Cl A	35,000	10,117,100

CONSTRUCTION MATERIALS — 3.0%
Amrize Ltd *	184,000	9,682,080

CONSUMER FINANCE — 1.8%
American Express	16,000	5,634,720

CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Sysco	91,000	7,630,350

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.7%
TE Connectivity	25,000	5,569,500

ENERGY EQUIPMENT & SERVICES — 1.9%
Schlumberger	129,000	6,241,020

FINANCIAL SERVICES — 1.8%
Mastercard, Cl A	11,000	5,926,690

GROUND TRANSPORTATION — 5.9%
Uber Technologies *	118,000	9,445,900
Union Pacific	41,000	9,639,100
		19,085,000
HEALTH CARE EQUIPMENT & SERVICES — 3.0%
Medtronic	93,000	9,575,280

HEALTH CARE PROVIDERS & SERVICES — 8.0%
Centene *	165,000	7,147,800
Elevance Health	30,000	10,372,200
Labcorp Holdings	31,500	8,552,880
		26,072,880
HOTELS, RESTAURANTS & LEISURE — 2.6%
Airbnb, Cl A *	64,000	8,279,680

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL CONGLOMERATE — 3.2%
Honeywell International	46,000	$10,465,920

INSURANCE — 2.7%
Chubb	28,000	8,667,680

INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Cl A	30,400	10,275,200

MEDIA — 2.1%
Comcast, Cl A	213,000	6,336,750
Versant Media Group *	8,880	289,310
		6,626,060
MULTI-UTILITIES — 2.1%
Sempra	78,000	6,786,780

OIL, GAS & CONSUMABLE FUELS — 2.6%
Chevron	47,000	8,314,300

PERSONAL CARE PRODUCTS — 2.6%
Estee Lauder, Cl A	74,000	8,530,720

PHARMACEUTICALS — 2.6%
Bristol-Myers Squibb	150,000	8,257,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.1%
Applied Materials	35,000	11,281,200
Texas Instruments	54,000	11,639,700
		22,920,900
SPECIALIZED REITS — 1.7%
Weyerhaeuser	216,000	5,568,480

SPECIALTY RETAIL — 1.5%
TJX	33,000	4,943,730

TOTAL COMMON STOCK
(Cost $220,452,700)		314,251,500

SHORT-TERM INVESTMENT — 2.9%

First American Treasury Obligation Fund 3.670% (A) (B)
(Cost $9,552,127)	9,552,127	9,552,127

TOTAL INVESTMENTS— 99.9%
(Cost $230,004,827)		$323,803,627

Percentages are based on Net Assets of $323,967,149.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2026.

(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

ADR — American Depository Receipt

CI — Class

REIT — Real Estate Investment Trust

CMB-QH-007-3700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%

	Shares	Value
AUTO COMPONENTS — 5.0%
BorgWarner	25,500	$1,208,955
Gentex	50,655	1,165,572
		2,374,527
BANKS — 7.4%
BOK Financial	8,905	1,157,116
Prosperity Bancshares	17,000	1,173,170
Webster Financial	17,930	1,179,256
		3,509,542
BUILDING PRODUCTS — 2.4%
Masco	17,130	1,132,122

CAPITAL MARKETS — 5.1%
Cboe Global Markets	4,345	1,151,686
Lazard, Cl A	23,910	1,284,445
		2,436,131
CHEMICALS — 2.9%
CF Industries Holdings	15,000	1,398,450

COMMERCIAL SERVICES & SUPPLIES — 1.4%
ACV Auctions, Cl A *	88,104	688,092

CONSTRUCTION & ENGINEERING — 2.4%
WillScot Holdings	55,860	1,118,876

CONTAINERS & PACKAGING — 2.6%
Packaging Corp of America	5,510	1,226,250

ELECTRIC UTILITIES — 2.7%
Pinnacle West Capital	13,630	1,275,223

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Littelfuse	4,410	1,427,781

FINANCIAL SERVICES — 4.5%
Euronet Worldwide *	13,415	972,051
WEX *	7,675	1,181,182
		2,153,233
FOOD PRODUCT — 1.9%
Lamb Weston Holdings	19,585	899,539

GAS UTILITIES — 2.6%
Atmos Energy	7,420	1,234,243

GROUND TRANSPORTATION — 2.0%
JB Hunt Transport Services	4,740	960,893

HEALTH CARE EQUIPMENT & SERVICES — 10.0%
Align Technology *	7,100	1,157,513
Cooper *	16,000	1,302,080
Globus Medical, Cl A *	12,935	1,172,946
Solventum *	15,000	1,154,550
		4,787,089
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Quest Diagnostics	6,335	1,184,835

HEALTH CARE TECHNOLOGY — 2.1%
Phreesia *	74,900	1,005,907

HOTELS, RESTAURANTS & LEISURE — 2.5%
Sportradar Group, Cl A *	65,110	1,179,142

HOUSEHOLD & PERSONAL PRODUCTS — 2.1%
Clorox	9,000	1,015,110

INDUSTRIAL REITS — 2.4%
Americold Realty Trust	93,006	1,154,205

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 4.9%
Fidelity National Financial	21,035	$1,144,094
Reinsurance Group of America, Cl A	5,910	1,198,252
		2,342,346
IT SERVICES — 2.6%
Amdocs	15,020	1,230,739

MACHINERY — 5.0%
Lincoln Electric Holdings	4,870	1,292,254
Toro	12,110	1,108,065
		2,400,319
OIL, GAS & CONSUMABLE FUELS — 2.7%
HF Sinclair	24,845	1,291,691

RETAIL REITS — 2.6%
NNN REIT	29,136	1,214,097

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Lattice Semiconductor *	16,000	1,288,320
Tower Semiconductor *	9,800	1,320,354
		2,608,674
SOFTWARE — 2.5%
Dolby Laboratories, Cl A	18,915	1,214,154

WATER UTILITIES — 2.5%
Essential Utilities	30,390	1,178,828

TOTAL COMMON STOCK
(Cost $37,351,759)		45,642,038

SHORT-TERM INVESTMENT — 3.0%

First American Treasury Obligation Fund 3.670% (A) (B)
(Cost $1,452,154)	1,452,154	1,452,154

TOTAL INVESTMENTS— 98.8%
(Cost $38,803,913)		$47,094,192

Percentages are based on Net Assets of $47,689,347.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of January 31, 2026.

(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-011-3000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
Hub Group, Cl A	32,280	$1,535,882

AUTO COMPONENTS — 4.2%
BorgWarner	29,000	1,374,890
Gentex	61,000	1,403,610
		2,778,500
BANKS — 14.8%
Banner	20,500	1,267,720
BOK Financial	13,000	1,689,220
Prosperity Bancshares	24,495	1,690,400
Texas Capital Bancshares *	16,145	1,633,390
United Bankshares	42,395	1,794,580
United Community Banks	49,075	1,689,652
		9,764,962
BIOTECHNOLOGY — 2.0%
Halozyme Therapeutics *	19,000	1,362,490

CAPITAL MARKETS — 2.7%
Lazard, Cl A	33,290	1,788,339

COMMERCIAL SERVICES & SUPPLIES — 3.9%
ACV Auctions, Cl A *	161,000	1,257,410
Healthcare Services Group *	68,785	1,294,534
		2,551,944
CONSTRUCTION MATERIALS — 1.9%
Eagle Materials	6,000	1,222,860

ELECTRIC UTILITIES — 4.7%
IDACORP	11,690	1,552,315
TXNM Energy, Inc.	26,465	1,559,318
		3,111,633
ENERGY & EQUIPMENT SERVICES — 2.4%
NOV	85,000	1,559,750

FINANCIAL SERVICES — 2.0%
WEX *	8,750	1,346,625

FOOD PRODUCTS — 2.1%
Ingredion	12,000	1,417,200

HEALTH CARE EQUIPMENT & SERVICES — 5.0%
Align Technology *	10,050	1,638,452
Globus Medical, Cl A *	18,190	1,649,469
		3,287,921
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Addus HomeCare *	13,370	1,383,527
US Physical Therapy	17,395	1,458,919
		2,842,446
HEALTH CARE TECHNOLOGY — 4.2%
HealthStream	63,900	1,424,331
Phreesia *	102,210	1,372,680
		2,797,011
HOTELS, RESTAURANTS & LEISURE — 4.2%
Monarch Casino & Resort	15,830	1,448,920
Sportradar Group, Cl A *	74,515	1,349,467
		2,798,387
INDUSTRIAL REITS — 4.0%
Americold Realty Trust	107,799	1,337,785
Terreno Realty	22,000	1,353,880
		2,691,665

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 7.2%
First American Financial	24,580	$1,552,964
Reinsurance Group of America, Cl A	8,905	1,805,489
RenaissanceRe Holdings	4,955	1,395,824
		4,754,277
MACHINERY — 4.8%
Alamo Group	8,220	1,605,448
Atmus Filtration Technologies	26,930	1,561,132
		3,166,580
METALS & MINING — 2.0%
Metallus *	67,000	1,336,650

RETAIL REITS — 2.8%
NETSTREIT	97,370	1,834,451

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.0%
Diodes *	25,910	1,533,613
Ichor Holdings *	68,000	2,063,120
Lattice Semiconductor *	22,000	1,771,440
Rambus *	17,390	1,979,504
Tower Semiconductor *	13,660	1,840,412
Universal Display	12,565	1,442,713
		10,630,802
TOTAL COMMON STOCK
(Cost $50,776,975)		64,580,375
SHORT-TERM INVESTMENT — 2.6%

First American Treasury Obligation Fund 3.670% (A) (B)
(Cost $1,700,910)	1,700,910	1,700,910

TOTAL INVESTMENTS— 100.1%
(Cost $52,477,885)		$66,281,285

Percentages are based on Net Assets of $66,230,196.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2026.

(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Cl — Class

REIT — Real Estate Investment Trust

CMB-QH-009-3700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

	Shares	Value
BELGIUM — 3.9%
BANKS — 2.7%
KBC Group	25,500	$3,593,933

PHARMACEUTICALS — 1.2%
UCB	5,500	1,665,067

TOTAL BELGIUM		5,259,000

DENMARK — 1.7%
HEALTH CARE SUPPLIES — 1.7%
Coloplast, Cl B	27,000	2,297,015

TOTAL DENMARK		2,297,015

FRANCE — 7.5%
ADVERTISING — 1.9%
Publicis Groupe	26,000	2,594,977

AEROSPACE & DEFENSE — 3.8%
Airbus	11,100	2,544,646
Thales	9,000	2,731,055
		5,275,701
CHEMICALS — 1.8%
Air Liquide	13,000	2,433,792

TOTAL FRANCE		10,304,470

GERMANY — 7.4%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 1.9%
Knorr-Bremse	22,400	2,614,037

MULTI-UTILITIES — 2.1%
E.ON	131,000	2,774,101

PHARMACEUTICALS — 2.0%
Merck KGaA	18,500	2,753,192

SOFTWARE — 1.4%
SAP	9,500	1,920,652

TOTAL GERMANY		10,061,982

HONG KONG — 2.2%
INSURANCE — 2.2%
AIA Group	263,000	3,041,698

TOTAL HONG KONG		3,041,698

IRELAND — 8.7%
AIRLINES — 2.5%
Ryanair Holdings	101,000	3,425,210

DIVERSIFIED BANKS — 3.0%
Bank of Ireland Group	202,000	4,105,224

LIFE SCIENCES TOOLS & SERVICES — 1.4%
ICON *	11,000	1,982,750

PACKAGED FOODS & MEATS — 1.8%
Kerry Group, Cl A	27,000	2,393,941

TOTAL IRELAND		11,907,125

JAPAN — 17.0%
BUILDING PRODUCTS — 1.8%
Daikin Industries	20,000	2,401,783

ENTERTAINMENT — 2.4%
Nintendo	50,000	3,248,579

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Terumo	152,000	$1,981,520

HOUSEHOLD DURABLES — 1.9%
Sony Group	114,000	2,544,301

INDUSTRIAL MACHINERY — 2.0%
Daifuku Ltd.	78,000	2,791,186

INDUSTRIALS — 1.9%
Recruit Holdings	50,000	2,616,955

LEISURE PRODUCTS — 1.9%
Shimano	22,500	2,563,162

PROPERTY & CASUALTY INSURANCE — 1.8%
Tokio Marine Holdings	68,000	2,516,387

TRADING COMPANIES & DISTRIBUTORS — 1.9%
MonotaRO	194,000	2,621,808

TOTAL JAPAN		23,285,681

NETHERLANDS — 6.1%
BANKS — 3.1%
ING Groep	142,000	4,177,708

SEMICONDUCTOR EQUIPMENT — 3.0%
ASML Holding, Cl G	2,900	4,126,700

TOTAL NETHERLANDS		8,304,408

PORTUGAL — 2.0%
INTEGRATED OIL & GAS — 2.0%
Galp Energia SGPS	137,000	2,716,843

TOTAL PORTUGAL		2,716,843

SINGAPORE — 6.9%
BANKS — 2.8%
DBS Group Holdings	83,100	3,867,243

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Singapore Telecommunications	763,000	2,753,062

SOFTWARE — 2.1%
Grab Holdings, Cl A *	663,000	2,850,900

TOTAL SINGAPORE		9,471,205

SWEDEN — 2.3%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS — 2.3%
Epiroc, Cl A	110,000	3,083,581

TOTAL SWEDEN		3,083,581

SWITZERLAND — 6.1%
FOOD PRODUCTS — 1.8%
Nestle	26,000	2,469,672

PACKAGED FOODS & MEATS — 1.9%
Barry Callebaut	1,500	2,623,375

PHARMACEUTICALS — 2.4%
Roche Holding	7,200	3,266,335

TOTAL SWITZERLAND		8,359,382

UNITED KINGDOM — 17.1%
BEVERAGES — 1.9%
Diageo	115,000	2,636,561

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CAPITAL MARKETS — 2.2%
London Stock Exchange Group	28,000	$3,111,835

DIVERSIFIED BANKS — 3.0%
Barclays	613,000	4,078,223

ELECTRIC UTILITIES — 3.1%
SSE	127,000	4,208,946

PHARMACEUTICALS — 3.0%
AstraZeneca ADR	44,100	4,091,157

PROFESSIONAL SERVICES — 1.8%
Intertek Group	40,000	2,443,316

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Ashtead Group	44,500	2,853,977

TOTAL UNITED KINGDOM		23,424,015

UNITED STATES — 6.1%
ENERGY EQUIPMENT & SERVICES — 2.0%
Schlumberger Ltd.	58,000	2,806,040

HEALTH CARE SUPPLIES — 2.0%
Alcon	33,000	2,672,340

PAPER PACKAGING — 2.1%
Smurfit Westrock	69,000	2,872,470

TOTAL UNITED STATES		8,350,850

TOTAL COMMON STOCK
(Cost $98,621,317)		129,867,255

SHORT-TERM INVESTMENT — 1.6%

First American Treasury Obligation Fund 3.670% (A) (B)
(Cost $2,167,081)	2,167,081	2,167,081

TOTAL INVESTMENTS — 96.6%
(Cost $100,788,398)		$132,034,336

Percentages are based on Net Assets of $136,651,337.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

ADR — American Depository Receipt

Cl — Class

Ltd. — Limited

CMB-QH-008-3700